Related Party Transactions and Balances (Tables)	12 Months Ended
Mar. 31, 2025
Related Party Transactions and Balances [Abstract]
Schedule of Related Parties that had Balances or Transactions

The following companies are related parties that had material balances or transactions with LakeShore Group as of and during the fiscal years ended March 31, 2025, 2024 and 2023:

Name of related parties	Relationship with LakeShore Group
Yisheng Biopharma Holdings Ltd.	An entity controlled by Yi Zhang *
Apex Prospect Limited	A shareholder of LakeShore Group
Beijing Huarui Jingkai Real Estate Co., Ltd	An affiliate of Apex Prospect Limited
HaiSong Zhiyuan (Beijing) Management Consulting Co., Ltd	An entity controlled by Chairman
Beijing Yisheng Xingye Technology Co., Ltd.,	An affiliate of Yisheng Biopharma Holdings Ltd.
Yi Zhang*	A shareholder of LakeShore Group
Rui Mi	Spouse of Yi Zhang

*	Yi Zhang was the shareholder of LakeShore Group. The entity controlled by him was the related parties of LakeShore Group.

Schedule of Transactions with Related Parties

LakeShore Group had the following material transactions with related parties during the fiscal years ended March 31, 2025, 2024 and 2023:

	Years Ended March 31,
	2023	2024	2025	2025
	(RMB)	(RMB)	(RMB)	(US$)
Bank loans and other borrowings - current
Beijing Huarui Jingkai Real Estate Co., Ltd(1)
Financing from related parties	-	-	311,401,631	43,381,576
Accrual interest to related parties	-	-	7,592,750	1,057,751
Payment interest to related party	-	-	4,139,951	576,739

Apex Prospect Limited(2)
Financing from related parties	-	-	3,589,100	500,000
Accrual interest to related parties	-	-	14,457	2,014

Accrued expenses and other liabilities
HaiSong Zhiyuan (Beijing) Management Consulting Co., Ltd(3)				-
Related parties provide services to our company	-	-	1,815,682	252,944
Repayment to related party	-	-	1,129,968	157,417

Beijing Yisheng Xingye Technology Co., Ltd.,(4)
Related parties provide services to our company			349,818	48,733
Repayment to related party			349,818	48,733
Beijing Yisheng Xingye Technology Co., Ltd.,(4)
Purchase Property, plant and equipment from related parties	-	-	106,195	14,794
Repayment to related party	-	-	106,195	14,794

(1)	In fiscal 2025, LakeShore Group borrowed RMB311.4 million with interest at 5.0% from Beijing Huarui Jingkai Real Estate Co., Ltd, which has accrued interest of RMB7.6 million. Lakeshore Group has paid RMB4.1 million. As of March 31, 2025, the balance of bank loans and other borrowings - current and accrued expenses and other liabilities were RMB311.4 million and RMB3.5 million.

(2)

In fiscal 2025, LakeShore Group borrowed RMB3.6 million with interest at 5.0% from Apex Prospect Limited, accrued interest RMB0.01 million. As of March 31, 2025, the balance of bank loans and other borrowings - current and accrued expenses and other liabilities were RMB3.6 million and RMB0.01 million.

(3)	In fiscal 2025, LakeShore Group purchased service RMB1.8 million from HaiSong Zhiyuan (Beijing) Management Consulting Co., Ltd. As of March 31, 2025, the balance of accrued expenses and other liabilities was RMB0.7 million.

(4)	In fiscal 2025, LakeShore Group purchased service and Property, plant and equipment RMB0.3 million and RMB0.1 million from Beijing Yisheng Xingye Technology Co., Ltd.,. As of March 31, 2025, LakeShore Group repaid it fully.

(5)	In July 2023, LakeShore Group spent US$20,000 to purchase a vehicle from Rui Mi, spouse of Mr. Yi Zhang, that was subsequently purchased back by Rui Mi in March 2024.